INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2020	$ 5,260
Estimated aggregate amortization of intangible assets - 2021	5,260
Estimated aggregate amortization of intangible assets - 2022	5,260
Estimated aggregate amortization of intangible assets - 2023	3,382
Estimated aggregate amortization of intangible assets - 2024	$ 2,513